INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

May 17, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Euro Pacific Funds

The Trust is filing Post-Effective Amendment No. 359 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Class I Shares” to the EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, EP Asia Small Companies Fund and EP Latin America Fund.   Except for the removal of the sales charge and Rule 12b-1 Plan, this Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No. 320 filed under Rule 485(b) on February 28, 2013.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Assistant Treasurer